Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEFA14A
Amendment Flag	true
Amendment Description	This proxy statement supplement (the “Supplement”) supplements and amends the definitive proxy statement on Schedule 14A (the “Proxy Statement”) filed with the Securities and Exchange Commission by agilon health, inc. (the “Company”) on April 14, 2023. Following the filing of the Proxy Statement, we determined that due to administrative error (i) while the stock option grant date fair values of stock options granted to our named executive officers (“NEOs”) in the 2022 fiscal year were accurately reflected in the table entitled “Grants of Plan-Based Awards for Fiscal Year 2022”, the Summary Compensation Table included in the Executive Compensation section of the Proxy Statement inadvertently overstated the grant date fair values of stock options granted to our NEOs in the 2022 fiscal year, and as a result, information for the 2022 fiscal year in the “CEO Pay Ratio” and “Pay Versus Performance” section of the Proxy Statement that is based on the Summary Compensation Table was overstated; and (ii) the Proxy Statement contained other administrative errors. This Supplement is being filed to correct these errors by (1) reproducing the Summary Compensation Table, originally set forth on page 49 of the Proxy Statement, with changes for Fiscal Year 2022 to the columns designated “Option Awards”, “All Other Compensation” and “Total”, (2) as a result of the changes to the Summary Compensation Table, (a) reducing the ratio of our CEO’s pay to our median employee’s total compensation, as originally set forth on page 62 of the Proxy Statement, to reflect the lower amount of the CEO’s total compensation as updated in the Summary Compensation Table included in this Supplement and (b) reproducing the table included in the “Pay Versus Performance” section of the Proxy Statement, originally set forth on pages 63 through 65 of the Proxy Statement, to reflect the lower amounts of the NEOs’ total compensation as updated in the Summary Compensation Table included in this Supplement. In addition, to correct certain other administrative errors, this Supplement (x) reproduces the table shown under the heading “Accelerated Vesting of Equity on a Change in Control” in the Executive Compensation section of the Proxy Statement, originally set forth on page 59 of the Proxy Statement, with changes to the columns “Value of RSUs” and “Value of PSUs”, and (y) amends the table included in the “Security Ownership of Certain Beneficial Owners and Management” section of the Proxy Statement, originally set forth on page 70 of the Proxy Statement. This corrected information is provided below and replaces the information originally included in the Proxy Statement in its entirety.
Entity Registrant Name	agilon health, inc.
Entity Central Index Key	0001831097